Common Stock (Details) - Schedule of Reserved Shares of Common Stock - USD ($)	Oct. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reserved Shares of Common Stock [Abstract]
Common stock warrants	27,637,266	3,389,005	690,236
Employee stock purchase plan (in Dollars)	$ 2,628,996
Stock options and RSUs, issued and outstanding	7,013,514
Stock options and RSUs, authorized for future issuance	8,625,023
Stock options, issued and outstanding		4,970,395	2,135,454
Stock options, authorized for future issuance		369,907	141,644
SAFE agreement		0	341,604
Convertible notes		0	1,621,299
Total shares reserved	45,904,799	8,729,307	4,930,237